Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	CELLECTIS S.A.
Entity Central Index Key	0001627281
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	42,780,186
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Transition Report	false
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	FR
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	CLLS
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.05 per share
Security Exchange Name	NASDAQ